Restructuring Charge - Additional Information (Details) - FPSO Segment [Member] $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.8	$ 2.3
Expected restructuring cost	2.6	2.6
Restructuring reserve	$ 1.4	$ 1.4